UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-09151

Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Pennsylvania Municipal Income Trust

February 28, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 155.9%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 1.7%
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$275	$280,415
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13(1)	100	63,448
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19(2)	500	324,445

		$668,308

Education — 25.0%
Allegheny County Higher Education Building Authority, (Carnegie Mellon University), 5.00%, 3/1/28	$500	$614,800
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	1,050	1,240,144
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	500	563,310
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,200	1,342,224
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	500	552,255
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	486,090
Pennsylvania Higher Educational Facilities Authority, (Temple University), 5.00%, 4/1/35	750	857,340
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	625	693,675
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/42	600	677,694
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	629,496
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	871,875
University of Pittsburgh, 5.25%, 9/15/29	500	600,780
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	650,601

		$9,780,284

Electric Utilities — 2.8%
Puerto Rico Electric Power Authority, 5.00%, 7/1/29	$1,095	$1,111,677

		$1,111,677

Escrowed/Prerefunded — 3.2%
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), Prerefunded to 7/1/13, 5.25%, 7/1/32	$1,215	$1,247,975

		$1,247,975

General Obligations — 10.5%
Chester County, 5.00%, 7/15/27	$500	$584,850
Daniel Boone Area School District, 5.00%, 8/15/32	1,000	1,129,870
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,222,600
Philadelphia School District, 6.00%, 9/1/38	1,000	1,172,430

		$4,109,750

Security	Principal Amount (000’s omitted)	Value
Hospital — 22.8%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$565,575
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	750	833,505
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	750	859,732
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	521,175
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	829,245
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,500	1,565,265
Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital Obligated Group), 5.00%, 6/1/31	1,095	1,246,625
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	276,963
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(3)	1,000	1,206,860
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	747,866
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	250	278,262

		$8,931,073

Housing — 13.1%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$380	$398,004
Allegheny County Residential Finance Authority, SFMR, (AMT), 5.00%, 5/1/35	1,035	1,072,860
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	755	772,191
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	500	531,495
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	830	853,730
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 10/1/31	500	513,815
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.90%, 10/1/37	965	984,648

		$5,126,743

Industrial Development Revenue — 8.4%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$200	$225,094
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	750	812,835
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	291,430
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,115	1,432,530
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	500	526,375

		$3,288,264

Insured-Education — 8.0%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$549,555
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,110	1,195,870
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	411,926
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	966,437

		$3,123,788

Insured-Escrowed/Prerefunded — 8.8%
Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	$1,600	$1,613,504
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,000	1,844,980

		$3,458,484

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 3.7%
Beaver County, (AGM), 5.55%, 11/15/31	$500	$576,850
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	750	865,418

		$1,442,268

Insured-Hospital — 4.8%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$333,163
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,440	1,558,872

		$1,892,035

Insured-Lease Revenue/Certificates of Participation — 4.8%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$560,135
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,195	1,330,931

		$1,891,066

Insured-Special Tax Revenue — 2.3%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$610	$688,269
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,235	201,589

		$889,858

Insured-Transportation — 8.9%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$525	$578,660
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005	1,008,528
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)(4)	1,800	1,911,600

		$3,498,788

Insured-Water and Sewer — 2.9%
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$564,860
Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 11/1/36	525	550,741

		$1,115,601

Senior Living/Life Care — 2.4%
Cliff House Trust, (AMT), 6.625%, 6/1/27(2)	$1,000	$525,090
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	200	209,718
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	200	207,216

		$942,024

Special Tax Revenue — 0.3%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$129,391

		$129,391

Transportation — 16.0%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$525,032
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	318,049
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	455	496,332
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,000	1,087,870
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	1,430	1,392,405
Pennsylvania Turnpike Commission, 5.625%, 6/1/29	750	871,365
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/23	410	473,234
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	970	1,088,495

		$6,252,782

Security	Principal Amount (000’s omitted)	Value
Utilities — 1.6%
Philadelphia Gas Works, 5.25%, 8/1/40	$600	$645,558

		$645,558

Water and Sewer — 3.9%
Harrisburg Water Authority, 5.25%, 7/15/31	$750	$677,003
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	750	848,212

		$1,525,215

Total Tax-Exempt Investments — 155.9% (identified cost $56,263,144)		$61,070,932

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.0)%		$(21,175,312)

Other Assets, Less Liabilities — (1.9)%		$(728,825)

Net Assets Applicable to Common Shares — 100.0%		$39,166,795

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2013, 28.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.1% to 12.3% of total investments.

(1)	Defaulted matured bond.

(2)	Defaulted bond.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,011,600.

A summary of open financial instruments at February 28, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/13	50 U.S. 30-Year Treasury Bond	Short	$(7,125,309)	$(7,189,063)	$(63,754)

At February 28, 2013, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $63,754.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$54,592,836

Gross unrealized appreciation	$5,384,106
Gross unrealized depreciation	(556,010)

Net unrealized appreciation	$4,828,096

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$61,070,932	$—	$61,070,932
Total Investments	$—	$61,070,932	$—	$61,070,932

Liability Description
Futures Contracts	$(63,754)	$—	$—	$(63,754)
Total	$(63,754)	$—	$—	$(63,754)

The Trust held no investments or other financial instruments as of November 30, 2012 whose fair value was determined using Level 3 inputs. At February 28, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 24, 2013